FINANCIAL RISK MANAGEMENT - Schedule of maturity profile of financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial Risk Management [Line Items]
Trade and other payables	$ 66,611	$ 72,528
Lease Liabilities	35,319	40,091
Convertible Bonds	129,118	143,714
Total	231,048	$ 256,333
2025
Financial Risk Management [Line Items]
Trade and other payables	66,611
Lease Liabilities	4,730
Convertible Bonds	4,658
Total	75,999
2026
Financial Risk Management [Line Items]
Trade and other payables	0
Lease Liabilities	4,688
Convertible Bonds	4,658
Total	9,346
2027
Financial Risk Management [Line Items]
Trade and other payables	0
Lease Liabilities	4,257
Convertible Bonds	4,658
Total	8,915
2028
Financial Risk Management [Line Items]
Trade and other payables	0
Lease Liabilities	3,738
Convertible Bonds	4,658
Total	8,396
2029 and onwards
Financial Risk Management [Line Items]
Trade and other payables	0
Lease Liabilities	17,906
Convertible Bonds	110,486
Total	$ 128,392